CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 752.4	$ 588.2
Change in unrealized gains on marketable securities:
Unrealized gains arising during the period, net of tax	21.3	37.8
Gains reclassified into earnings, net of tax	0.1		[1]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	21.4	37.8
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax	36.8	(3.1)
Gains (losses) reclassified into earnings, net of tax	(15.2)	3.3
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	21.6	0.2
Other comprehensive income, net of tax	43.0	38.0
Comprehensive income	$ 795.4	$ 626.2

[1]	Represents an amount lower than $0.1